Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Brokerage licenses	51,236	52,133	52,247
Trade Name	6,400	6,400	6,400
Technology	27,600	27,600	10,380
	85,236	86,133	69,027
Accumulated amortization	(32,881)	(39,415)	(43,913)
Impairment loss of intangible assets	(17,220)	(17,220)	(20,488)
Intangible assets, net	35,135	29,498	4,626